UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 29,169	$ (456,019)	$ (3,410,614)	$ (925,754)
Changes in operating assets and liabilities:
Prepaids and other current assets	(22,405)	16,150	59,741	5,559
Accounts payable and accrued expenses	(4,896)	408,549	1,169,983	518,639
Net cash from operating activities	579,286	(353,316)	(632,595)	(825,776)
Cash Flows from Investing Activities:
Net cash from financing activities	(8,740)	(1,690)	(4,335)
Cash Flows from Financing Activities:
Proceeds from loan payable, related party		120,000	190,000	110,000
Proceeds from note payable		200,000	200,000	600,000
Net cash from financing activities		320,000	525,000	710,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	570,546	(35,006)	(111,930)	(115,776)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	118,734	230,664	230,664	346,440
CASH AND CASH EQUIVALENTS, END OF PERIOD	689,280	195,658	118,734	230,664
Digital Health Acquisition Corp.
Cash Flows from Operating Activities:
Net income (loss)	(967,817)	(1,894,642)	(4,413,866)	(3,242,501)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Interest earned on investments held in Trust Account	(17,853)	(75,280)	(358,767)	(922,644)
Initial fair value of Additional Bridge Note - additional draw	(3,851)
Change in fair value of PIPE Forward Contract Derivative		1,163,950	(170,666)	170,666
Changes in operating assets and liabilities:
Prepaids and other current assets		(52,500)		457,605
Accounts payable and accrued expenses	338,944	419,424	1,631,724	1,746,149
Default Interest M2B	20,296
Income taxes payable				187,225
Net cash from operating activities	(335,318)	(340,667)	(962,042)	(1,391,213)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(350,000)	(350,000)
Cash withdrawn from Trust Account to pay franchise and income taxes			71,436	110,472,253
Cash withdrawn from Trust Account in connection with redemptions			6,796,063
Net cash from financing activities			6,517,499	110,122,253
Cash Flows from Financing Activities:
Advances from related party	474,929		95,037
Proceeds from loan payable, related party			576,500	350,000
Proceeds from note payable		250,000
Proceeds from note payable			240,000
Repayment of M2B Note	(190,750)
Net cash from financing activities	334,179	250,000	(5,660,592)	(109,384,054)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,139)	(90,667)	(105,135)	(653,014)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,863	106,998	106,998	760,012
CASH AND CASH EQUIVALENTS, END OF PERIOD	724	16,331	1,863	106,998
Non-cash investing and financing activities:
Common stock issued for legal settlement		214,200	214,200	284,424
Bridge Note - Embedded Derivative - settled with Exchange Note			244,444
Excise tax attributable to redemption of common stock			72,396
Common stock issued as financing cost in Extension Note			78,349
ELOC | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value	(13,956)
Change in fair value of PIPE Forward Contract Derivative		1,163,950
Bridge Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value of Bifurcated Derivative		(34,758)	(120,267)	86,307
Changes in operating assets and liabilities:
Accrued interest expense			429,006	125,980
Default Interest M2B			1,579,927
Cash Flows from Financing Activities:
Proceeds from loan payable, related party	50,000
Additional Bridge Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value	2,133		2,726
Changes in operating assets and liabilities:
Accrued interest expense			12,642
Promissory note - M2B | Digital Health Acquisition Corp.
Changes in operating assets and liabilities:
Accrued interest expense	2,496		22,958
Extension Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value of Bifurcated Derivative	(4)		(1,630)
Changes in operating assets and liabilities:
Accrued interest expense	51,840		133,748
Non-cash investing and financing activities:
Financing costs included in Extension Note			60,000
Warrants issued as financing cost in Extension Note			40,130	$ 8,552
Exchange Note | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value	192,801		97,814
Changes in operating assets and liabilities:
Accrued interest expense	$ 59,653	$ 133,139
Non-cash investing and financing activities:
Bridge Promissory note, net of discount - settled with Exchange Note			$ 2,279,300